Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended		2 Months Ended			3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended		10 Months Ended	11 Months Ended			12 Months Ended		13 Months Ended		14 Months Ended		16 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended		24 Months Ended	25 Months Ended	26 Months Ended		28 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended		36 Months Ended	37 Months Ended	38 Months Ended		40 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended		48 Months Ended	49 Months Ended	50 Months Ended		56 Months Ended	59 Months Ended		60 Months Ended	61 Months Ended	62 Months Ended	68 Months Ended	71 Months Ended		72 Months Ended	73 Months Ended	74 Months Ended	80 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended		86 Months Ended	92 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Apr. 04, 2024	Dec. 31, 2021	Jul. 29, 2021	Feb. 26, 2021	Jun. 14, 2019	Mar. 29, 2018	Aug. 30, 2017	Feb. 28, 2017	May 28, 2015	Apr. 30, 2015	Apr. 30, 2024	Apr. 30, 2018	May 31, 2024	Apr. 30, 2021	Apr. 30, 2017	Jun. 30, 2024	Jul. 31, 2024	Apr. 30, 2022	Aug. 31, 2024	Apr. 30, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Apr. 30, 2018	Dec. 31, 2024	Apr. 30, 2022	Jan. 31, 2025	Feb. 28, 2025	Apr. 30, 2020	Apr. 30, 2016	Mar. 31, 2025	Apr. 30, 2016	Apr. 30, 2025	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2017	Apr. 30, 2017	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2018	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025
C000024900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger International Opportunities Fund Class A
Accumulated Value										$ 9,472.78																						$ 8,342.54										$ 8,905.99									$ 10,294.94									$ 9,588.69							$ 9,338						$ 14,799.36					$ 12,311.8						$ 12,012.91			$ 13,251.2		$ 15,112.37
C000024901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger International Opportunities Fund Class B
Accumulated Value										10,000																						8,747.46										9,275.55									10,642.29									9,845.49							9,600.3						15,243.87					12,687.82						12,379.61			13,655.7		15,573.67
C000024902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger International Opportunities Fund Class C
Accumulated Value										10,000.01																						8,739.66										9,260.39									10,617.17									9,806.92							9,467.17						14,885.98					12,292.28						11,900.25			13,126.93		14,970.64
C000039971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger International Opportunities Fund Class I
Accumulated Value										10,000																						8,829.05										9,444.44									10,929.02									10,199.3							9,968.53						15,814.32					13,150.21						12,839.45			14,158.26		16,155.86
C000095957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger International Opportunities Fund Class Z
Accumulated Value										499,999.99																						442,571.42										474,661.68									550,744.24									515,592.35							504,575.16						802,558.13					669,967.91						656,667.35			727,638.23		833,318.72
C000024903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Growth Fund Class A
Accumulated Value										9,470.13																						8,186.68										10,272.1									12,677.64									15,197.62							16,561.73						27,322.2					18,088.19						16,245.52			17,661.39		16,119.07
C000024904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Growth Fund Class B
Accumulated Value										10,000																						8,579.74										10,681.69									13,083.61									15,555.97							16,945.18						27,957.74					18,492.7						16,577.7			18,022.52		16,448.67
C000024905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Growth Fund Class C
Accumulated Value										10,000																						8,576.6										10,661.73									13,075.4									15,544.07							16,789.66						27,490.9					18,059.4						16,079.46			17,480.86		15,954.31
C000095958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Growth Fund Class Y
Accumulated Value		$ 500,000.01																$ 365,245.67																			$ 329,479.77									$ 359,766.76									$ 329,997.97
C000232602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Growth Fund Class Z
Accumulated Value										500,000																						433,669.82										545,939.67									676,363.63									814,361.08							891,055.56						1,473,782.61					979,001.45						882,070.62			961,919.41		881,192.1
C000024906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Growth & Income Fund Class A
Accumulated Value										9,473.82																						9,437.91										11,152.6									12,170.56									13,749.26							13,845.76						19,867.75					20,689.5						21,374.68			25,698.67		28,369.6
C000024908 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Growth & Income Fund Class C
Accumulated Value										10,000																						9,885.92										11,596.55									12,557.72									14,078.94							14,069.2						20,043.46					20,712.23						21,238.34			25,534.74		28,188.57
C000111113 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Growth & Income Fund Class Z
Accumulated Value										500,000																						499,455.62										591,733.2									647,945.15									734,667.68							742,547.92						1,069,593.01					1,117,168.54						1,157,597.95			1,396,255.67		1,546,186.15
C000024909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Growth Fund Class A
Accumulated Value										9,478.55																						8,418.84										10,050.46									11,737.54									13,367.48							13,709.95						24,224.47					17,818.8						17,377.13			20,621.07		21,839.45
C000024910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Growth Fund Class B
Accumulated Value										10,000																						8,815.22										10,445.66									12,114.79									13,707.49							14,062.55						24,898.38					18,293.66						17,844.43			21,175.6		22,426.74
C000024911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Growth Fund Class C
Accumulated Value										10,000																						8,804.82										10,427.63									12,078.41									13,651.96							13,875.13						24,325.78					17,749.15						17,181.6			20,389.03		21,593.7
C000156504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Growth Fund Class Z
Accumulated Value									$ 500,000																					$ 429,059.83											$ 513,675.22									$ 601,538.16									$ 686,958.46							$ 706,669.21						$ 1,252,392.96					$ 923,418.85						$ 904,244.87			$ 1,076,043.73		$ 1,142,769.18
C000024912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Capital Appreciation Fund Class A
Accumulated Value										9,474.38																						9,214.16										11,025.09									13,214.09									15,227.85							17,016.5						25,445.91					20,805.26						20,215.41			28,068.19		33,867.67
C000024914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Capital Appreciation Fund Class C
Accumulated Value										10,000.01																						9,648.08										11,455.96									13,633.73									15,600.95							17,297.29						25,673.84					20,844.9						20,091.3			27,895.87		33,659.73
C000095959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Capital Appreciation Fund Class Z
Accumulated Value										500,000																						487,626.75										585,587.03									704,270.11									814,573.51							913,185.32						1,370,041.67					1,124,132.98						1,096,073.86			1,528,574.8		1,851,235.16
C000024915 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Health Sciences Fund Class A
Accumulated Value										9,473.68																						7,854.37										10,716.23									12,758.33									14,119.74							15,713.22						21,459.28					16,882.05						17,186.6			17,359.45		15,227.59
C000024917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Health Sciences Fund Class C
Accumulated Value										10,000.01																						8,226.2										11,136.53									13,152.4									14,441.63							15,957.04						21,615.89					16,874.17						17,044.09			17,215.51		15,101.33
C000156505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Health Sciences Fund Class Z
Accumulated Value									500,000.01																					$ 379,095.33											$ 519,282.85									$ 620,549.61									$ 689,289.33							$ 769,941.38						$ 1,054,629.16					$ 832,141.97						$ 850,101.87			$ 862,873.36		$ 759,504.16
C000024918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Weatherbie Specialized Growth Fund Class A
Accumulated Value										9,473.41																						8,558.5										10,122.49									13,080.9									16,287.08							16,556.1						28,486.38					19,933.03						17,788.84			18,948.29		18,535.33
C000024920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Weatherbie Specialized Growth Fund Class C
Accumulated Value										10,000																						8,958.4										10,502.99									13,479.1									16,663.71							16,802.24						28,718.13					19,921.7						17,649.92			18,800.32		18,390.59
C000051550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Weatherbie Specialized Growth Fund Class I
Accumulated Value										10,000																						9,026.15										10,681.31									13,798.17									17,193.1							17,481.8						30,096.04					21,053.47						18,802.37			20,000.8		19,563.54
C000095960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Weatherbie Specialized Growth Fund Class Y
Accumulated Value							$ 500,000																	$ 581,359.65														$ 726,796.48									$ 741,979.59									$ 1,281,875.89								$ 899,591.36						$ 806,926.68						$ 863,066.6						$ 846,833.37
C000193201 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Weatherbie Specialized Growth Fund Class Z
Accumulated Value										499,999.99																						453,023.1										537,753.08									697,046.05									870,705.63							888,397.12						1,534,127.69					1,076,817.29						964,290.67			1,030,712.63		1,011,176.76
C000059337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Focus Fund Class A
Accumulated Value										9,474.58																						8,474.58										10,915.26									14,170.36									17,659.93							18,617.78						28,457.09					16,567.23						15,458.32			16,188.12		15,249.81
C000059339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Focus Fund Class C
Accumulated Value										10,000																						8,881.39										11,359.69									14,629.27									18,106.28							18,948.76						28,754.69					16,625.41						15,429.34			16,157.77		15,221.22
C000059340 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Focus Fund Class I
Accumulated Value										10,000																						8,959.79										11,547.2									14,974.65									18,670.25							19,702.38						30,122.87					17,544.6						16,413.95			17,232.7		16,228.76
C000095961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Focus Fund Class Y
Accumulated Value								$ 500,000							$ 515,081.2																					$ 670,579.84									$ 838,349.13									$ 887,910.23									$ 1,361,758.6						$ 795,926.9						$ 746,721.01						$ 787,725.92				$ 743,267.96
C000179520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Small Cap Focus Fund Class Z
Accumulated Value										500,000																						449,041.81										580,139.37									755,283.1									944,243.91							999,951.75						1,533,138.03					896,383.3						840,966.98			886,661.14		836,592.01
C000199574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger 35 Fund Class Z
Accumulated Value						$ 500,000						$ 505,500																						$ 571,794.23									$ 668,603.87									$ 1,138,370.06									$ 865,605.42							$ 790,271.38						$ 1,059,922.04						$ 1,284,699.96
C000228969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Focus Fund Class A
Accumulated Value			$ 9,472.96																							$ 7,153.34													$ 6,076									$ 7,694.56									$ 7,980.49
C000228970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Focus Fund Class C
Accumulated Value			10,000																							$ 7,510.35													$ 6,329.61									$ 7,947.06									$ 8,173.5
C000206144 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Focus Fund Class I
Accumulated Value					$ 10,000																								$ 11,110											$ 20,363.85									$ 15,828.34									$ 13,455.79							$ 17,025.92						$ 17,681.2
C000225967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Focus Fund Class Y
Accumulated Value				$ 500,000										$ 488,135.59																					$ 380,620.98									$ 324,821.73									$ 412,968.37									$ 430,220.31
C000206145 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Mid Cap Focus Fund Class Z
Accumulated Value					500,000																								$ 556,500											$ 1,022,702.22									$ 797,570.86									$ 680,164.82							$ 863,611.76						$ 898,043.34
C000248571 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Concentrated Equity Fund Class A
Accumulated Value	$ 9,478.67										$ 9,137.44		$ 9,952.6			$ 10,549.76	$ 10,189.57		$ 10,521.32		$ 11,042.65	$ 11,213.27	$ 12,255.92		$ 12,364.3		$ 12,735.23	$ 12,088.48			$ 10,871.07		$ 11,137.38
C000248567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Concentrated Equity Fund Class C
Accumulated Value	10,000										9,640		10,490			11,110	10,720		11,070		11,610	11,780	12,870		12,974.34		13,355.64	12,663.27			11,378.88		11,659.84
C000248568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Concentrated Equity Fund Class I
Accumulated Value	10,000										9,640		10,500			11,130	10,750		11,100		11,650	11,830	12,930		13,044.34		13,435.67	12,753.35			11,468.99		11,749.94
C000248569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Concentrated Equity Fund Class Y
Accumulated Value	500,000										482,000		525,000			557,000	537,500		556,000		583,500	592,500	647,500		653,717.15		673,283.51	639,167.8			574,950		588,997.64
C000248570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger Concentrated Equity Fund Class Z
Accumulated Value	500,000										482,000		525,000			557,000	537,500		555,500		583,000	592,500	647,500		653,717.15		673,283.51	639,167.8			574,950		588,997.64
C000248576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger AI Enablers & Adopters Fund Class A
Accumulated Value	9,478.67										9,090.04		9,886.25			10,587.67	10,189.57		10,483.41		11,118.48	11,289.1	12,530.8		12,579.32		13,160.35	12,317.86			11,010.54		11,397.89
C000248572 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger AI Enablers & Adopters Fund Class C
Accumulated Value	10,000										9,590		10,420			11,150	10,730		11,030		11,690	11,860	13,150		13,201.15		13,793.77	12,904.84			11,525.46		11,923.95
C000248573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger AI Enablers & Adopters Fund Class I
Accumulated Value	10,000										9,590		10,430			11,170	10,750		11,060		11,730	11,910	13,220		13,271.19		13,884.18	12,995.35			11,605.91		12,014.57
C000248574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger AI Enablers & Adopters Fund Class Y
Accumulated Value	500,000										480,000		522,000			559,000	538,000		554,000		587,500	596,500	662,000		664,560.13		695,719.37	651,279.14			581,809.37		602,241.65
C000248575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Alger AI Enablers & Adopters Fund Class Z
Accumulated Value	500,000										$ 480,000		522,000			559,000	538,000		554,000		587,500	596,500	662,500		665,060.43		695,708.37	651,268.85			582,310.97		$ 603,253.74
MSCI ACWI ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				MSCI ACWI ex USA
Accumulated Value										10,000																						8,913.55										10,083.04									11,741.93									11,418.41							10,154.68						14,578.39					13,134.81						13,608.59			14,953.71		16,825.33
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				S&P 500 Index
Accumulated Value	10,000	500,000	10,000	500,000	10,000		500,000	500,000	500,000	10,000			10,274.5344			10,643.39018	10,773.23955		11,035.02927		11,271.17889	11,168.61116	11,824.20864		11,542.79247		11,864.83638	11,709.40703			11,050.16741	10,120.65										11,934.11									13,517.3									15,341.38							15,473.78						22,588.94					22,637.04	$ 500,000					23,240.16			28,506.77		31,955
Russell 3000 Healthcare Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000 Healthcare Index
Accumulated Value									500,000	10,000																						9,702.13										10,833.82									12,143.52									13,452.46							15,413.04						19,738.72					19,716.52						20,625.21			21,823.77		22,059.63
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2000 Growth Index
Accumulated Value		$ 500,000						$ 500,000		10,000																						9,173.33										11,380.66									13,269.76									14,186.83							12,879.22						21,785.69					16,025.01						16,140.91			18,140.1		18,578.65
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell Midcap Growth Index
Accumulated Value			$ 10,000	$ 500,000	$ 10,000				$ 500,000	10,000																						9,587.01										11,104.63									12,978.2									15,267.48							15,302.1						23,561					19,618.97						19,932.34			24,057.71		27,342.23
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 1000 Growth Index
Accumulated Value	$ 10,000									10,000			$ 10,364			$ 11,062	$ 10,874		$ 11,100		$ 11,414	$ 11,377	$ 12,115		$ 12,222		$ 12,464	$ 12,016			$ 11,005	10,107.39										12,077.87									14,367.39									16,871.92							18,700.11						28,314.21					26,800.07						27,426.12			36,147.69		41,399.81
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 2500 Growth Index
Accumulated Value							$ 500,000			$ 10,000																						$ 9,323.84										$ 11,255.8									$ 13,180.44									$ 14,764.73							$ 14,169.27						$ 23,700.25					$ 18,229.71						$ 18,216.38			$ 20,681.21		$ 20,855.34
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																				Russell 3000 Growth Index
Accumulated Value						$ 500,000						$ 501,650																						$ 584,974.065									$ 640,371.109									$ 975,989.6072									$ 909,329.517							$ 929,789.4311						$ 1,215,699.681						$ 1,386,769.29